Employee Benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Employee benefit expenses related to defined contribution plan	$ 3,106	$ 6,627	$ 6,342